Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,010	$ 3,184	$ 3,184
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,010	3,184
Additions	392	340
Capitalization of borrowing costs	3	3
Disposals	(10)	(6)
Depreciation for the year	(419)	(445)	(463)
Impairment losses, net of reversals	(10)	(44)
Other transfers	(68)	(4)
Effect of movements in exchange rates	25	(18)
Property, plant and equipment, ending balance	2,923	3,010	3,184
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	168	171	171
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	168	171
Additions	0	0
Capitalization of borrowing costs	0	0
Disposals	0	0
Depreciation for the year	0	0
Impairment losses, net of reversals	0	0
Other transfers	(1)	(1)
Effect of movements in exchange rates	3	(2)
Property, plant and equipment, ending balance	170	168	171
Buildings and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	498	538	538
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	498	538
Additions	2	0
Capitalization of borrowing costs	0	0
Disposals	0	(3)
Depreciation for the year	(50)	(51)
Impairment losses, net of reversals	0	(5)
Other transfers	18	24
Effect of movements in exchange rates	4	(5)
Property, plant and equipment, ending balance	472	498	538
Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,100	2,269	2,269
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,100	2,269
Additions	0	0
Capitalization of borrowing costs	0	0
Disposals	(10)	(3)
Depreciation for the year	(367)	(392)
Impairment losses, net of reversals	(9)	(38)
Other transfers	235	273
Effect of movements in exchange rates	16	(9)
Property, plant and equipment, ending balance	1,965	2,100	2,269
Capital work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	226	186	186
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	226	186
Additions	390	340
Capitalization of borrowing costs	3	3
Disposals	0	0
Depreciation for the year	0	0
Impairment losses, net of reversals	(1)	(1)
Other transfers	(320)	(300)
Effect of movements in exchange rates	2	(2)
Property, plant and equipment, ending balance	300	226	186
Finance leased assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18	20	20
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	18	20
Additions	0	0
Capitalization of borrowing costs	0	0
Disposals	0	0
Depreciation for the year	(2)	(2)
Impairment losses, net of reversals	0	0
Other transfers	0	0
Effect of movements in exchange rates	0	0
Property, plant and equipment, ending balance	16	18	$ 20
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,172	6,172
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,172
Property, plant and equipment, ending balance	6,332	6,172
Cost [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	168	168
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	168
Property, plant and equipment, ending balance	170	168
Cost [member] | Buildings and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	888	888
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	888
Property, plant and equipment, ending balance	903	888
Cost [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,862	4,862
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,862
Property, plant and equipment, ending balance	4,931	4,862
Cost [member] | Capital work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	226	226
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	226
Property, plant and equipment, ending balance	300	226
Cost [member] | Finance leased assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28	28
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	28
Property, plant and equipment, ending balance	28	28
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,112)	(3,112)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,112)
Property, plant and equipment, ending balance	(3,359)	(3,112)
Accumulated depreciation [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Accumulated depreciation [member] | Buildings and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(390)	(390)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(390)
Property, plant and equipment, ending balance	(431)	(390)
Accumulated depreciation [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,712)	(2,712)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,712)
Property, plant and equipment, ending balance	(2,916)	(2,712)
Accumulated depreciation [member] | Capital work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Accumulated depreciation [member] | Finance leased assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(10)	(10)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(10)
Property, plant and equipment, ending balance	(12)	(10)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(50)	(50)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(50)
Property, plant and equipment, ending balance	(50)	(50)
Accumulated impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Accumulated impairment [member] | Buildings and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Accumulated impairment [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(50)	(50)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(50)
Property, plant and equipment, ending balance	(50)	(50)
Accumulated impairment [member] | Capital work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Accumulated impairment [member] | Finance leased assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	$ 0	$ 0